Summary of Significant Accounting Policies (Details)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary of significant accounting policies
Annual price variation	272.00%	116.00%	64.00%
Percentage of cumulative	1.21%